12. Income Taxes: Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Current Federal Tax Expense (Benefit)	$ 4,143,983	$ 3,840,502	$ 3,653,739
Current State and Local Tax Expense (Benefit)	12,500	6,432	7,700
Current Income Tax Expense (Benefit)	4,156,483	3,846,934	3,661,439
Deferred Federal Income Tax Expense (Benefit)	41,211	145,730	252,359
Income Tax Expense (Benefit), Continuing Operations	$ 4,197,694	$ 3,992,664	$ 3,913,798